Other Accrued Expenses and Liabilities (Details) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016
Components of other accrued expenses and liabilities
Salaries, commissions, and payroll benefits and withholdings	$ 148.5	$ 142.3
Promotions and advertising	116.9	109.4
Accrued interest	87.5	64.1
Income taxes payable	60.2	25.0
Derivative liabilities	40.2	79.3
Other	122.5	124.3
Other accrued expenses and liabilities, Total	$ 575.8	$ 544.4